Vanguard® International High Dividend Yield Index Fund
Schedule of Investments (unaudited)
As of July 31, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.4%)
Australia (8.4%)
	BHP Group Ltd.	2,128,637	58,251
	Commonwealth Bank of Australia	722,232	51,291
	National Australia Bank Ltd.	1,365,073	29,481
	Westpac Banking Corp.	1,474,776	22,333
	Australia & New Zealand Banking Group Ltd. (XASX)	1,185,710	19,163
	Macquarie Group Ltd.	147,508	18,879
	Woodside Energy Group Ltd.	799,003	18,042
	Wesfarmers Ltd.	478,944	15,693
	Transurban Group (XASX)	1,292,875	13,215
	Rio Tinto Ltd.	158,088	10,953
	Fortescue Metals Group Ltd.	671,565	8,642
	Amcor plc GDR	632,570	8,275
	Coles Group Ltd.	538,230	7,089
	South32 Ltd.	1,968,481	5,365
	ASX Ltd.	82,278	5,114
	QBE Insurance Group Ltd.	622,920	5,037
	Brambles Ltd.	611,094	4,919
	Sonic Healthcare Ltd.	202,825	4,884
	Telstra Corp. Ltd.	1,745,081	4,769
	Suncorp Group Ltd.	532,583	4,206
	APA Group	498,002	4,083
	Computershare Ltd. (XASX)	225,216	3,979
	Insurance Australia Group Ltd.	1,035,991	3,260
	Origin Energy Ltd.	738,497	3,100
	Endeavour Group Ltd.	535,142	2,981
*	Lottery Corp. Ltd.	876,085	2,779
	Medibank Pvt Ltd.	1,141,683	2,745
	Ampol Ltd.	102,534	2,429
	Atlas Arteria Ltd.	406,789	2,213
	Lendlease Corp. Ltd.	298,993	2,166
	Incitec Pivot Ltd.	844,809	2,152
	Orica Ltd.	176,719	2,095
	carsales.com Ltd.	143,084	2,086
	Aurizon Holdings Ltd.	728,300	2,061
	Bendigo & Adelaide Bank Ltd.	238,481	1,731
	AGL Energy Ltd.	288,813	1,701
	Whitehaven Coal Ltd.	351,959	1,550
	Worley Ltd.	152,055	1,535
	Bank of Queensland Ltd.	263,435	1,395
	Challenger Ltd.	280,742	1,387
	JB Hi-Fi Ltd.	46,621	1,380
	Metcash Ltd.	434,986	1,268

		Shares	Market Value ($000)
	Australia & New Zealand Banking Group Ltd.	77,548	1,241
	Iluka Resources Ltd.	178,321	1,210
	Alumina Ltd.	1,059,966	1,151
	Downer EDI Ltd.	294,571	1,147
	Ansell Ltd.	56,409	1,036
	Orora Ltd.	359,042	899
	Harvey Norman Holdings Ltd.	252,377	736
	CSR Ltd.	212,878	683
	Insignia Financial Ltd.	293,942	639
	Deterra Royalties Ltd.	200,988	613
	Tabcorp Holdings Ltd.	872,327	609
	Magellan Financial Group Ltd.	55,454	570
	Perpetual Ltd.	23,028	492
	Adbri Ltd.	172,853	308
	Platinum Asset Management Ltd.	212,331	273
*	Sierra Rutile Holdings Ltd.	177,544	40
			377,324
Austria (0.2%)
	Erste Group Bank AG	140,214	3,555
	OMV AG	59,647	2,540
	ANDRITZ AG	30,717	1,437
	voestalpine AG	48,105	1,083
	Raiffeisen Bank International AG	50,746	615
	Telekom Austria AG Class A	62,373	387
			9,617
Belgium (0.4%)
	KBC Group NV	116,020	6,077
	Groupe Bruxelles Lambert SA	41,423	3,666
	Ageas SA	78,112	3,409
	Solvay SA	30,100	2,644
	Proximus SADP	60,226	834
	Etablissements Franz Colruyt NV	20,650	571
	Telenet Group Holding NV	19,295	309
			17,510
Brazil (2.8%)
	Vale SA	1,735,788	23,399
	Petroleo Brasileiro SA Preference Shares	2,225,683	14,690
	Petroleo Brasileiro SA	1,709,800	12,214
	Banco Bradesco SA Preference Shares	1,885,617	6,352
	Itau Unibanco Holding SA Preference Shares	1,298,707	5,929
	B3 SA - Brasil Bolsa Balcao	2,542,814	5,450
	Ambev SA	1,751,250	5,053
	Centrais Eletricas Brasileiras SA	492,982	4,365
	JBS SA	574,700	3,548
	Itausa SA Preference Shares	2,011,325	3,355
	Banco Do Brasil SA	364,718	2,536
	Itau Unibanco Holding SA	548,100	2,148
	Gerdau SA Preference Shares	441,300	2,086
	Itau Unibanco Holding SA ADR	426,251	1,918
	Cosan SA	523,800	1,890
	Equatorial Energia SA	389,573	1,868
	BB Seguridade Participacoes SA	285,057	1,597
	Vibra Energia SA	492,567	1,585
	Banco Bradesco SA	565,946	1,583
	Centrais Eletricas Brasileiras SA Preference Shares	153,000	1,400
	Hypera SA	167,482	1,379
	Klabin SA	347,100	1,337

		Shares	Market Value ($000)
	Cia de Saneamento Basico do Estado de Sao Paulo	148,100	1,279
	Banco Bradesco SA ADR	379,134	1,259
	CCR SA	463,710	1,164
	Telefonica Brasil SA	106,518	918
	Ultrapar Participacoes SA	358,500	879
	Energisa SA	101,400	863
	Banco Santander Brasil SA	149,502	817
	TIM SA	326,854	795
	Cia Paranaense de Energia Preference Shares	579,800	783
	Transmissora Alianca de Energia Eletrica SA	99,919	781
	Sul America SA	166,250	755
	Cia Siderurgica Nacional SA	264,200	751
[1]	Telefonica Brasil SA ADR	85,163	739
	Cia Energetica de Minas Gerais ADR	329,795	732
	Engie Brasil Energia SA	69,616	596
	Metalurgica Gerdau SA Preference Shares	293,900	581
	Braskem SA Preference Shares	74,700	530
	EDP - Energias do Brasil SA	118,176	496
	Cia Energetica de Minas Gerais Preference Shares	215,571	468
	CPFL Energia SA	71,000	451
	Bradespar SA Preference Shares	100,007	435
	Auren Energia SA	157,602	432
	Cielo SA	495,200	424
	Sao Martinho SA	61,900	419
	Raizen SA Preference Shares	441,000	376
	Ambev SA ADR	131,742	372
	Usinas Siderurgicas De Minas Gerais SAUsiminas Preference Shares	200,400	333
	Cia de Transmissao de Energia Eletrica Paulista Preference Shares	74,808	330
	Marfrig Global Foods SA	127,900	326
	Porto Seguro SA	85,718	305
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	111,600	272
	SIMPAR SA	132,500	265
	Caixa Seguridade Participacoes SA	182,900	263
	Cia Brasileira de Distribuicao	77,900	246
	Dexco SA	130,400	246
	Neoenergia SA	85,400	244
	Odontoprev SA	99,440	190
	Banco Pan SA Preference Shares	144,000	185
	CSN Mineracao SA	267,800	181
			127,163
Canada (8.8%)
	Royal Bank of Canada	599,750	58,479
	Toronto-Dominion Bank	770,279	50,035
	Enbridge Inc.	856,319	38,458
	Bank of Nova Scotia	510,488	31,098
[1]	Bank of Montreal	273,527	27,268
	Canadian Natural Resources Ltd.	481,577	26,592
	TC Energy Corp.	415,110	22,131
	Suncor Energy Inc.	605,768	20,559
	Canadian Imperial Bank of Commerce	374,386	18,939
	Manulife Financial Corp.	816,248	14,941
	Sun Life Financial Inc.	246,148	11,429
	National Bank of Canada	141,269	9,912
	Fortis Inc. (XTSE)	199,817	9,439
	Pembina Pipeline Corp.	242,466	9,257
	Restaurant Brands International Inc. (XTSE)	127,526	6,837
[1]	Rogers Communications Inc. Class B	148,333	6,819
	BCE Inc.	130,188	6,578

		Shares	Market Value ($000)
	Power Corp. of Canada	227,936	6,194
	Shaw Communications Inc. Class B	181,591	4,912
	TELUS Corp.	207,496	4,777
[2]	Hydro One Ltd.	133,750	3,734
	Great-West Lifeco Inc.	111,590	2,712
	Canadian Utilities Ltd. Class A	55,276	1,789
	IGM Financial Inc.	34,586	1,004
			393,893
Chile (0.2%)
	Banco De Chile	18,339,460	1,740
	Empresas COPEC SA	206,674	1,693
	Enel Americas SA	8,123,011	822
	Banco de Credito e Inversiones SA	21,834	659
	Banco Santander Chile ADR	40,199	629
	Banco Santander Chile SA	9,382,682	372
	Enel Americas SA ADR	66,135	335
	Cia Cervecerias Unidas SA	56,236	324
	Enel Chile SA	10,274,475	294
	Colbun SA	3,097,393	263
	Cencosud Shopping SA	238,310	257
	CAP SA	27,655	253
	Embotelladora Andina SA Preference Shares	119,766	217
			7,858
China (5.6%)
	China Construction Bank Corp. Class H	38,769,000	24,758
	Industrial & Commercial Bank of China Ltd. Class H	33,236,000	17,571
	Ping An Insurance Group Co. of China Ltd. Class H	2,624,000	15,421
	Bank of China Ltd. Class H	29,833,000	10,608
	China Merchants Bank Co. Ltd. Class H	1,511,938	8,169
	China Resources Land Ltd.	1,191,000	4,974
	China Petroleum and Chemical Corp. (Sinopec) Class H	10,084,000	4,754
	China Life Insurance Co. Ltd. Class H	3,110,000	4,632
	China Overseas Land & Investment Ltd.	1,614,200	4,461
	China Shenhua Energy Co. Ltd. Class H	1,484,500	4,196
	PetroChina Co. Ltd. Class H	8,744,000	4,083
	Agricultural Bank of China Ltd. Class H	12,213,000	4,028
	China Merchants Bank Co. Ltd. Class A	701,700	3,658
	Zijin Mining Group Co. Ltd. Class H	2,504,000	2,934
	PICC Property & Casualty Co. Ltd. Class H	2,852,000	2,928
[2]	Longfor Group Holdings Ltd.	778,620	2,602
[2]	Postal Savings Bank of China Co. Ltd. Class H	3,880,000	2,567
	China Pacific Insurance Group Co. Ltd. Class H	1,181,200	2,523
[2]	China Tower Corp. Ltd. Class H	19,346,000	2,489
	China Yangtze Power Co. Ltd. Class A	682,800	2,423
	Citic Pacific Ltd.	2,063,000	2,231
	CITIC Securities Co. Ltd. Class H	1,054,757	2,169
	Yanzhou Coal Mining Co. Ltd. Class H	676,000	2,112
	Great Wall Motor Co. Ltd. Class H	1,301,000	2,062
	Anhui Conch Cement Co. Ltd. Class H	514,828	2,037
	Bank of Communications Ltd. Class H	3,401,000	2,024
	China Gas Holdings Ltd.	1,290,400	1,984
	China National Building Material Co. Ltd. Class H	1,862,000	1,869
	Industrial Bank Co. Ltd. Class A	646,200	1,707
	China Vanke Co. Ltd. Class H	881,505	1,677
	China CITIC Bank Corp. Ltd. Class H	3,909,620	1,634
	China Resources Power Holdings Co. Ltd.	861,000	1,621
	China Resources Gas Group Ltd.	375,600	1,576

		Shares	Market Value ($000)
	Industrial & Commercial Bank of China Ltd. Class A	2,345,000	1,525
	Bank of China Ltd. Class A	3,221,200	1,464
	Agricultural Bank of China Ltd. Class A	3,421,856	1,448
	Hengan International Group Co. Ltd.	294,843	1,427
[2]	China Feihe Ltd.	1,606,000	1,410
	Ping An Insurance Group Co. of China Ltd. Class A	213,200	1,335
[2]	Huatai Securities Co. Ltd. Class H	1,009,600	1,332
	Country Garden Holdings Co.	3,366,000	1,302
	Guangzhou Automobile Group Co. Ltd. Class H	1,370,000	1,286
	Sinopharm Group Co. Ltd. Class H	544,400	1,247
	China Power International Development Ltd.	2,198,370	1,245
	Weichai Power Co. Ltd. Class H	855,000	1,222
	Wanhua Chemical Group Co. Ltd. Class A	97,100	1,208
[2]	Fuyao Glass Industry Group Co. Ltd. Class H	246,800	1,197
	Kunlun Energy Co. Ltd.	1,600,000	1,178
	Guangdong Investment Ltd.	1,200,000	1,169
	People's Insurance Co. Group of China Ltd. Class H	3,591,000	1,075
*	Huaneng Power International Inc. Class H	2,220,000	1,061
	China Minsheng Banking Corp. Ltd. Class H	3,154,470	1,029
	China Hongqiao Group Ltd.	974,500	1,016
[2]	CGN Power Co. Ltd. Class H	4,304,000	992
	Kingboard Holdings Ltd.	325,500	952
	China State Construction Engineering Corp. Ltd. Class A	1,271,700	951
	Haitong Securities Co. Ltd. Class H	1,404,400	941
	China Medical System Holdings Ltd.	590,000	938
	New China Life Insurance Co. Ltd. Class H	391,733	934
	China Merchants Port Holdings Co. Ltd.	574,000	926
	China Petroleum & Chemical Corp. Class A	1,473,500	901
	Far East Horizon Ltd.	1,076,000	887
	China Coal Energy Co. Ltd. Class H	1,117,000	869
	China State Construction International Holdings Ltd.	830,000	861
	Shanghai Pudong Development Bank Co. Ltd. Class A	786,000	848
	China Everbright International Ltd.	1,523,000	811
	Poly Developments and Holdings Group Co. Ltd. Class A	327,200	809
	Fosun International Ltd.	997,000	785
	Beijing Enterprises Holdings Ltd.	238,000	763
	Yanzhou Coal Mining Co. Ltd. Class A	139,800	761
	BOE Technology Group Co. Ltd. Class A	1,313,800	759
	China Galaxy Securities Co. Ltd. Class H	1,532,500	758
	Yuexiu Property Co. Ltd.	597,600	747
	China Railway Group Ltd. Class H	1,248,000	743
	Bosideng International Holdings Ltd.	1,254,000	732
	China Railway Group Ltd. Class A	853,100	732
	China Insurance International Holdings Co. Ltd.	669,200	706
	China Construction Bank Corp. Class A	830,100	687
	Shanghai Pharmaceuticals Holding Co. Ltd. Class H	454,600	685
	China Resources Cement Holdings Ltd.	1,104,000	679
	China Shenhua Energy Co. Ltd. Class A	162,600	678
	Yangzijiang Shipbuilding Holdings Ltd.	1,003,900	677
	GF Securities Co. Ltd. Class A	282,200	669
	Sany Heavy Industry Co. Ltd. Class A	260,300	659
	China Jinmao Holdings Group Ltd.	2,818,000	654
	Greentown China Holdings Ltd.	329,500	651
	Guotai Junan Securities Co. Ltd. Class A	300,800	647
[3]	Sunac China Holdings Ltd.	1,231,391	647
	Inner Mongolia Yitai Coal Co. Ltd. Class B	409,400	646
	Cosco Shipping Ports Ltd.	840,000	627
	Bank of Communications Co. Ltd. Class A	913,800	627

		Shares	Market Value ($000)
	SAIC Motor Corp. Ltd. Class A	256,500	618
	CRRC Corp. Ltd. Class H	1,659,000	617
	Shaanxi Coal Industry Co. Ltd. Class A	207,500	589
[2]	Topsports International Holdings Ltd.	702,000	586
	China Everbright Bank Co. Ltd. Class H	1,922,000	583
	Nine Dragons Paper Holdings Ltd.	692,000	571
	China Vanke Co. Ltd. Class A	221,900	566
	Beijing Enterprises Water Group Ltd.	1,860,000	564
	Zhejiang Expressway Co. Ltd. Class H	690,000	555
	GF Securities Co. Ltd. Class H	409,000	541
	Bank of Nanjing Co. Ltd. Class A	334,100	513
[2]	China Resources Pharmaceutical Group Ltd.	852,000	511
	China Pacific Insurance Group Co. Ltd. Class A	168,850	507
	Baoshan Iron & Steel Co. Ltd. Class A	596,800	503
	China Cinda Asset Management Co. Ltd. Class H	3,622,000	499
	China Lesso Group Holdings Ltd.	398,000	488
	Anhui Conch Cement Co. Ltd. Class A	101,100	488
[2]	China Merchants Securities Co. Ltd. Class H	526,360	488
	China Communications Services Corp. Ltd. Class H	1,188,000	483
	Shenzhen International Holdings Ltd.	523,500	482
	JOYY Inc. ADR	18,560	481
	Citic Pacific Special Steel Group Co. Ltd. Class A	161,702	481
	China Everbright Bank Co. Ltd. Class A	1,077,300	464
	Hopson Development Holdings Ltd.	348,060	460
	Shougang Fushan Resources Group Ltd.	1,282,164	456
	Zoomlion Heavy Industry Science and Technology Co. Ltd. Class H	853,400	444
	China Minsheng Banking Corp. Ltd. Class A	809,700	438
	New China Life Insurance Co. Ltd. Class A	100,600	434
	Postal Savings Bank of China Co. Ltd. Class A	615,700	429
	CIFI Holdings Group Co. Ltd.	1,570,480	427
	Chongqing Changan Automobile Co. Ltd. Class B	667,316	425
	China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	207,300	422
	Haitong Securities Co. Ltd. Class A	304,000	422
[2]	Guotai Junan Securities Co. Ltd. Class H	350,800	417
	China Suntien Green Energy Corp. Ltd. Class H	844,000	414
*	COSCO SHIPPING Energy Transportation Co. Ltd. Class H	584,000	402
*,2,3	Evergrande Property Services Group Ltd.	1,370,500	402
[2]	Dali Foods Group Co. Ltd.	841,000	400
	Kingboard Laminates Holdings Ltd.	436,500	400
	China National Nuclear Power Co. Ltd. Class A	429,700	394
	Chongqing Rural Commercial Bank Co. Ltd. Class H	1,133,000	394
	Daqin Railway Co. Ltd. Class A	431,900	388
	Jiangsu Expressway Co. Ltd. Class H	432,000	377
	Henan Shuanghui Investment & Development Co. Ltd. Class A	93,000	371
	Bank of Beijing Co. Ltd. Class A	588,400	364
[2]	CSC Financial Co. Ltd. Class H	378,500	354
	SDIC Power Holdings Co. Ltd. Class A	221,586	340
	Sichuan Chuantou Energy Co. Ltd. Class A	183,500	340
	Sinotruk Hong Kong Ltd.	283,260	335
	Sinotrans Ltd. Class H	1,118,000	335
[2]	A-Living Smart City Services Co. Ltd.	271,750	331
	Bank of Hangzhou Co. Ltd. Class A	150,350	319
	China United Network Communications Ltd. Class A	621,000	317
	Angang Steel Co. Ltd. Class H	955,000	316
	Huaxia Bank Co. Ltd. Class A	410,700	312
	Datang International Power Generation Co. Ltd. Class H	1,682,000	311
	Huadian Power International Corp. Ltd. Class H	886,000	307
	China International Marine Containers Group Co. Ltd. Class A	156,700	306

		Shares	Market Value ($000)
	Bank of Shanghai Co. Ltd. Class A	327,933	290
	Shenzhen Investment Ltd.	1,532,000	289
*	Yangzijiang Financial Holding	1,001,800	286
	Bank of Guiyang Co. Ltd. Class A	341,900	284
	Metallurgical Corp. of China Ltd. Class H	1,315,000	275
*	Seazen Group Ltd.	793,549	272
[3]	Shimao Group Holdings Ltd.	534,000	271
[2]	China Railway Signal & Communication Corp. Ltd. Class H	818,000	262
	Huayu Automotive Systems Co. Ltd. Class A	80,200	261
	China Reinsurance Group Corp. Class H	3,234,000	256
	Jiangsu Expressway Co. Ltd. Class A	207,500	250
	Lao Feng Xiang Co. Ltd. Class B	76,200	249
	Hengli Petrochemical Co. Ltd. Class A	82,600	248
	Shanghai Industrial Holdings Ltd.	174,000	246
	Livzon Pharmaceutical Group Inc. Class H	82,400	246
	China Merchants Securities Co. Ltd. Class A	117,200	242
	Sino-Ocean Group Holding Ltd.	1,490,500	241
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	270,462	238
	Jinke Smart Services Group Co. Ltd. Class H	114,600	227
	TCL Technology Group Corp. Class A	342,400	226
	Sinopec Engineering Group Co. Ltd. Class H	522,500	224
	Shanghai International Port Group Co. Ltd. Class A	274,600	224
	Yantai Changyu Pioneer Wine Co. Ltd. Class B	141,000	220
	Shenzhen Expressway Corp. Ltd. Class A	170,400	220
	Metallurgical Corp. of China Ltd. Class A	452,100	219
[2]	Legend Holdings Corp. Class H	191,100	219
	Shanxi Lu'an Environmental Energy Development Co. Ltd. Class A	98,500	201
	Xiamen Tungsten Co. Ltd. Class A	50,400	201
	China National Chemical Engineering Co. Ltd. Class A	125,300	201
*	Shanghai Electric Group Co. Ltd. Class H	786,000	197
[2]	BAIC Motor Corp. Ltd. Class H	720,500	194
*	Brilliance China Automotive Holdings Ltd.	516,000	193
	Bank of Jiangsu Co. Ltd. Class A	179,160	192
	Weifu High-Technology Group Co. Ltd. Class B	99,500	191
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class H	72,000	190
	Gemdale Corp. Class A	106,500	185
	LB Group Co. Ltd. Class A	60,900	184
	Xiamen C & D Inc. Class A	106,800	178
	Weifu High-Technology Group Co. Ltd. Class A	59,700	173
	China CITIC Bank Corp. Ltd. Class A	266,000	172
	Guosen Securities Co. Ltd. Class A	119,900	164
	Agile Group Holdings Ltd.	488,000	160
*	Seazen Holdings Co. Ltd. Class A	51,600	160
	Dongfang Electric Corp. Ltd. Class H	125,200	158
	Shengyi Technology Co. Ltd. Class A	67,100	158
	Hengyi Petrochemical Co. Ltd. Class A	112,700	157
	Sinopec Shanghai Petrochemical Co. Ltd. Class A	344,300	157
	Huaxin Cement Co. Ltd. Class H	122,200	157
	Sinopec Shanghai Petrochemical Co. Ltd. Class H	926,720	153
	China Everbright Ltd.	202,000	153
	Hubei Xingfa Chemicals Group Co. Ltd. Class A	27,500	152
	Tangshan Jidong Cement Co. Ltd. Class A	104,600	150
[2]	Orient Securities Co. Ltd. Class H	306,000	147
	Yanlord Land Group Ltd.	194,900	146
	Shenzhen Overseas Chinese Town Co. Ltd. Class A	176,000	146
	Kingfa Sci & Tech Co. Ltd. Class A	94,900	142
	CSG Holding Co. Ltd. Class A	136,000	135
	Guangzhou R&F Properties Co. Ltd. Class H	559,600	132

		Shares	Market Value ($000)
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class A	89,920	132
[2]	Yangtze Optical Fibre and Cable Joint Stock Ltd. Co. Class H	72,500	132
	Huafon Chemical Co. Ltd. Class A	112,800	127
	Ningxia Baofeng Energy Group Co. Ltd. Class A	63,400	127
	Jointown Pharmaceutical Group Co. Ltd. Class A	75,600	127
	Xinjiang Tianshan Cement Co. Ltd. Class A	73,600	125
	Joyoung Co. Ltd. Class A	47,500	124
	Anhui Expressway Co. Ltd. Class H	162,000	123
	Kwg Group Holdings Ltd.	597,530	121
	Tangshan Sanyou Chemical Industries Co. Ltd. Class A	111,200	113
	Shanxi Taigang Stainless Steel Co. Ltd. Class A	150,400	111
	Shanghai Jinjiang International Hotels Co. Ltd. Class B	53,500	109
	Beijing Jingneng Clean Energy Co. Ltd. Class H	534,000	108
	Maanshan Iron & Steel Co. Ltd. Class H	400,000	107
	Huaxin Cement Co. Ltd. Class A	39,900	106
	Shenzhen Expressway Co. Ltd. Class H	114,000	105
	China World Trade Center Co. Ltd. Class A	48,600	104
	Zoomlion Heavy Industry Science and Technology Co. Ltd. Class A	113,300	103
	Zhuzhou Kibing Group Co. Ltd. Class A	60,300	103
	Huatai Securities Co. Ltd. Class A	51,300	101
	Shanghai Yuyuan Tourist Mart Group Co. Ltd. Class A	81,800	101
[2]	Shenwan Hongyuan Group Co. Ltd. Class H	532,800	100
*	Jiangxi Zhengbang Technology Co. Ltd. Class A	108,700	98
*,2	Shimao Services Holdings Ltd.	283,000	96
*	Jinke Properties Group Co. Ltd. Class A	245,400	96
	Jizhong Energy Resources Co. Ltd. Class A	95,600	96
*	Suzhou Gold Mantis Construction Decoration Co. Ltd. Class A	130,900	96
[3]	Logan Group Co. Ltd.	346,000	96
	G-bits Network Technology Xiamen Co. Ltd. Class A	1,800	95
	Beijing Shunxin Agriculture Co. Ltd. Class A	26,200	91
	Pingdingshan Tianan Coal Mining Co. Ltd. Class A	48,500	86
	Hunan Valin Steel Co. Ltd. Class A	124,800	84
	Shandong Chenming Paper Holdings Ltd. Class H	234,000	82
*	Huaneng Power International Inc. Class A	78,600	82
[2]	China East Education Holdings Ltd.	180,500	73
	Zhejiang Weixing New Building Materials Co. Ltd. Class A	24,900	73
	Chinese Universe Publishing and Media Group Co. Ltd. Class A	48,800	68
	Beijing Capital Development Co. Ltd. Class A	97,700	65
	Maanshan Iron & Steel Co. Ltd. Class A	139,300	65
	Huaibei Mining Holdings Co. Ltd. Class A	33,800	65
*	Jiangsu Zhongnan Construction Group Co. Ltd. Class A	145,900	62
	Hangzhou Binjiang Real Estate Group Co. Ltd. Class A	44,100	62
	Sinoma International Engineering Co. Class A	41,200	60
	Bank of Qingdao Co. Ltd. Class A	116,750	59
	Bank of Changsha Co. Ltd. Class A	53,300	59
*	Yango Group Co. Ltd. Class A	170,600	58
	Bank of Chengdu Co. Ltd. Class A	24,400	56
	Shanghai Construction Group Co. Ltd. Class A	121,100	53
	Huadian Power International Corp. Ltd. Class A	74,000	48
	Guangxi Guiguan Electric Power Co. Ltd. Class A	51,300	48
	Huolinhe Opencut Coal Industry Corp. Ltd. of Inner Mongolia Class A	22,900	45
	Shanghai Tunnel Engineering Co. Ltd. Class A	55,300	45
*	China Zheshang Bank Co. Ltd. Class A	91,600	44
	China South Publishing & Media Group Co. Ltd. Class A	33,100	44
	Financial Street Holdings Co. Ltd. Class A	48,800	42
	Guizhou Panjiang Refined Coal Co. Ltd. Class A	33,200	42
	Huafa Industrial Co. Ltd. Zhuhai Class A	35,200	41
	Shenzhen Jinjia Group Co. Ltd. Class A	29,400	40

		Shares	Market Value ($000)
	Zhejiang Runtu Co. Ltd. Class A	27,500	33
	Chongqing Water Group Co. Ltd. Class A	39,200	32
	Chongqing Rural Commercial Bank Co. Ltd. Class A	58,700	31
	Shanghai AJ Group Co. Ltd. Class A	35,400	31
	Sansteel Minguang Co. Ltd. Fujian Class A	36,500	30
	Guangxi Liugong Machinery Co. Ltd. Class A	30,900	30
	Shanghai Pharmaceuticals Holding Co. Ltd. Class A	11,900	30
	North Huajin Chemical Industries Co. Ltd. Class A	33,200	29
*	Jointo Energy Investment Co. Ltd. Hebei Class A	35,400	27
	Nanjing Iron & Steel Co. Ltd. Class A	54,500	25
[2]	Everbright Securities Co. Ltd. Class H	37,400	24
	Liuzhou Iron & Steel Co. Ltd. Class A	38,900	22
*	Shanghai Shimao Co. Ltd. Class A	54,300	22
	Zhejiang Semir Garment Co. Ltd. Class A	24,400	19
	China Railway Signal & Communication Corp. Ltd. Class A	23,250	15
			251,666
Colombia (0.1%)
	Bancolombia SA	150,789	1,266
[1]	Ecopetrol SA ADR	108,328	1,163
	Bancolombia SA ADR	36,579	1,060
	Interconexion Electrica SA ESP	183,723	883
	Grupo Aval Acciones y Valores SA Preference Shares	1,841,569	318
	Cementos Argos SA	252,163	229
*	Bac Holding International Co.	2,512,537	158
	Ecopetrol SA	101,529	54
			5,131
Czech Republic (0.1%)
	CEZ A/S	66,726	3,032
[2]	Moneta Money Bank A/S	128,743	429
			3,461
Denmark (0.3%)
	AP Moller - Maersk A/S Class B	2,266	6,187
	Danske Bank A/S	278,235	3,891
	Tryg A/S	152,863	3,485
			13,563
Egypt (0.0%)
*	ElSewedy Electric Co.	467,671	163
	Eastern Co. SAE	267,765	140
	Telecom Egypt Co.	171,834	121
			424
Finland (1.4%)
	Nordea Bank Abp (XHEL)	1,597,627	15,744
	Sampo OYJ Class A	206,543	8,923
	Kone OYJ Class B	165,087	7,545
	UPM-Kymmene OYJ	227,398	7,206
	Stora Enso OYJ Class R	240,885	3,725
	Elisa OYJ	60,550	3,349
	Kesko OYJ Class B	116,279	2,876
	Metso Outotec OYJ	250,642	2,072
	Orion OYJ Class B	43,186	2,062
	Fortum OYJ	181,975	2,042
	Valmet OYJ	70,354	1,958
	Wartsila OYJ Abp	213,150	1,873
	Huhtamaki OYJ	39,141	1,526
	Nokian Renkaat OYJ	54,722	647
			61,548

		Shares	Market Value ($000)
France (5.7%)
	TotalEnergies SE	1,012,779	51,730
	Sanofi	460,283	45,740
	BNP Paribas SA	452,645	21,386
	Vinci SA	210,237	20,153
	AXA SA	783,775	18,060
	Danone SA	243,077	13,403
	Cie de Saint-Gobain	197,094	9,190
	Orange SA	809,589	8,273
	Cie Generale des Etablissements Michelin SCA	294,202	8,233
	Societe Generale SA	313,955	7,035
	Veolia Environnement SA	262,114	6,556
	Publicis Groupe SA	96,187	5,119
	Credit Agricole SA	496,308	4,573
	Engie SA (XPAR)	369,048	4,566
	Carrefour SA	254,287	4,333
	Sodexo SA (XPAR)	37,502	3,047
	Eiffage SA	31,471	2,953
	Bouygues SA	90,035	2,722
	Engie SA	201,086	2,488
	Rexel SA	129,781	2,306
	Valeo	102,525	2,202
	Electricite de France SA (XPAR)	153,900	1,869
	Engie SA Loyalty Shares	132,130	1,635
[2]	Amundi SA	25,323	1,375
[2]	La Francaise des Jeux SAEM	36,777	1,314
*	Faurecia SE (XPAR)	70,355	1,272
	EDF Loyalty Shares 2024	103,154	1,253
	SCOR SE	65,119	1,146
	Wendel SE	11,256	1,036
*	Orpea SA	19,775	492
	Cie Plastic Omnium SA	24,106	451
[2]	ALD SA	35,691	423
*	Euroapi SA	18,501	312
			256,646
Germany (5.8%)
	Siemens AG (Registered)	319,826	35,675
	Allianz SE (Registered)	172,673	31,358
	Deutsche Telekom AG (Registered)	1,431,016	27,188
	Bayer AG (Registered)	415,999	24,265
	Mercedes-Benz Group AG	355,539	20,968
	BASF SE	388,051	17,294
	Deutsche Post AG (Registered)	410,477	16,394
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	59,282	13,440
	Volkswagen AG Preference Shares	77,856	11,008
	Bayerische Motoren Werke AG	134,034	10,952
	Vonovia SE	327,378	10,908
	E.ON SE	931,646	8,375
	Porsche Automobil Holding SE Preference Shares	64,962	4,702
	Hannover Rueck SE	25,259	3,583
	HeidelbergCement AG	59,594	3,035
	LEG Immobilien SE (XETR)	30,916	2,809
	Volkswagen AG	13,440	2,662
[2]	Covestro AG	77,134	2,601
	Bayerische Motoren Werke AG Preference Shares	26,529	2,014
	Evonik Industries AG	79,469	1,695
	Aroundtown SA	491,636	1,577

		Shares	Market Value ($000)
	Telefonica Deutschland Holding AG	377,834	1,004
	Wacker Chemie AG	6,543	985
	Talanx AG	21,526	786
	RTL Group SA	17,136	673
	Fielmann AG	12,211	494
[2]	DWS Group GmbH & Co. KGaA	14,974	437
	HOCHTIEF AG	7,880	423
	Traton SE	19,502	304
	Uniper SE	36,953	247
			257,856
Greece (0.1%)
	Hellenic Telecommunications Organization SA	93,534	1,610
	OPAP SA	76,471	1,059
	JUMBO SA	47,958	744
	Mytilineos SA	45,689	707
	Motor Oil Hellas Corinth Refineries SA	24,065	417
	Hellenic Petroleum SA	18,465	119
			4,656
Hong Kong (2.1%)
	CK Hutchison Holdings Ltd.	1,123,500	7,453
	Sun Hung Kai Properties Ltd.	609,000	7,270
	CLP Holdings Ltd.	694,500	5,889
	CK Asset Holdings Ltd.	822,084	5,820
	BOC Hong Kong Holdings Ltd.	1,513,000	5,473
	Hang Seng Bank Ltd.	303,100	4,889
	Hong Kong & China Gas Co. Ltd.	4,548,400	4,804
	Power Assets Holdings Ltd.	593,099	3,883
	Jardine Matheson Holdings Ltd.	69,804	3,687
	MTR Corp. Ltd.	615,500	3,259
	Lenovo Group Ltd.	3,162,000	3,067
	Wharf Real Estate Investment Co. Ltd.	665,000	2,960
	Hongkong Land Holdings Ltd.	485,900	2,526
[2]	WH Group Ltd.	3,300,099	2,499
	Sino Land Co. Ltd.	1,620,000	2,407
	New World Development Co. Ltd.	595,750	1,992
	Orient Overseas International Ltd.	56,000	1,952
	Henderson Land Development Co. Ltd.	558,587	1,945
	SITC International Holdings Co. Ltd.	517,000	1,760
	Xinyi Glass Holdings Ltd.	843,000	1,663
	CK Infrastructure Holdings Ltd.	259,972	1,630
	Swire Pacific Ltd. Class A	282,288	1,608
	Want Want China Holdings Ltd.	1,868,000	1,520
	Chow Tai Fook Jewellery Group Ltd.	730,600	1,445
	Hang Lung Properties Ltd.	784,576	1,431
	Tingyi Cayman Islands Holding Corp.	865,000	1,424
	Swire Properties Ltd.	433,498	1,033
	ASM Pacific Technology Ltd.	125,600	1,001
	PCCW Ltd.	1,795,793	961
	Minth Group Ltd.	288,000	770
[2]	BOC Aviation Ltd.	83,400	710
	Hysan Development Co. Ltd.	212,000	650
	Kerry Properties Ltd.	254,500	612
	Bank of East Asia Ltd.	480,180	610
	NWS Holdings Ltd.	579,000	574
	Uni-President China Holdings Ltd.	520,000	476
	Man Wah Holdings Ltd.	608,400	476
	VTech Holdings Ltd.	61,700	421

		Shares	Market Value ($000)
	First Pacific Co. Ltd.	1,030,000	411
[2]	Js Global Lifestyle Co. Ltd.	282,500	340
	United Energy Group Ltd.	2,866,000	329
	Dairy Farm International Holdings Ltd.	104,300	293
	Shui On Land Ltd.	1,737,000	230
	Nexteer Automotive Group Ltd.	259,000	208
	Haitong International Securities Group Ltd.	1,701,700	204
	Towngas Smart Energy Co. Ltd.	416,185	198
	Cafe de Coral Holdings Ltd.	127,170	194
	Lee & Man Paper Manufacturing Ltd.	451,000	172
	Guotai Junan International Holdings Ltd.	1,517,000	153
	Johnson Electric Holdings Ltd.	109,000	139
	Dah Sing Financial Holdings Ltd.	50,000	131
	Dah Sing Banking Group Ltd.	111,600	85
	Hutchison Telecommunications Hong Kong Holdings Ltd.	152,000	27
			95,664
Hungary (0.1%)
	Richter Gedeon Nyrt	61,102	1,250
	MOL Hungarian Oil & Gas plc	151,101	1,112
	Magyar Telekom Telecommunications plc	151,297	120
			2,482
India (0.9%)
	HCL Technologies Ltd.	463,537	5,575
	ITC Ltd.	1,248,024	4,786
	NTPC Ltd.	1,889,526	3,654
	Power Grid Corp. of India Ltd.	1,329,922	3,602
	Oil & Natural Gas Corp. Ltd.	1,578,028	2,679
	Coal India Ltd.	810,586	2,165
	Hero MotoCorp Ltd.	56,023	2,000
	Bharat Petroleum Corp. Ltd.	409,877	1,713
	Vedanta Ltd.	527,619	1,699
	Indian Oil Corp. Ltd.	1,680,761	1,550
	Bajaj Auto Ltd.	29,559	1,464
	Gail India Ltd.	729,152	1,352
	Petronet LNG Ltd.	348,257	969
	Hindustan Petroleum Corp. Ltd.	272,273	830
	Power Finance Corp. Ltd.	487,903	716
	Steel Authority of India Ltd.	640,625	626
	REC Ltd.	355,551	589
	NMDC Ltd.	329,786	450
	NHPC Ltd.	955,150	413
	Oracle Financial Services Software Ltd.	8,063	321
	Oil India Ltd.	131,554	316
	Hindustan Zinc Ltd.	84,939	290
	Castrol India Ltd.	197,577	284
	Sun TV Network Ltd.	44,479	266
*	Indiabulls Housing Finance Ltd.	156,223	218
			38,527
Indonesia (0.7%)
	Bank Rakyat Indonesia Persero Tbk PT	27,528,959	8,126
	Telkom Indonesia Persero Tbk PT	19,599,500	5,598
	Bank Mandiri Persero Tbk PT	7,771,400	4,350
	Astra International Tbk PT	8,535,100	3,645
	United Tractors Tbk PT	644,204	1,408
	Adaro Energy Tbk PT	5,467,300	1,200
	Indofood Sukses Makmur Tbk PT	1,939,500	890
	Sarana Menara Nusantara Tbk PT	10,905,400	864

		Shares	Market Value ($000)
	Unilever Indonesia Tbk PT	2,506,800	763
	Bukit Asam Tbk PT	1,851,700	538
	Indofood CBP Sukses Makmur Tbk PT	877,100	522
	Indocement Tunggal Prakarsa Tbk PT	739,900	465
	Gudang Garam Tbk PT	186,200	350
	Hanjaya Mandala Sampoerna Tbk PT	3,247,500	204
	Media Nusantara Citra Tbk PT	2,425,800	173
	Bank Danamon Indonesia Tbk PT	153,600	26
			29,122
Israel (0.5%)
	Bank Leumi Le-Israel BM	655,433	6,373
	Bank Hapoalim BM	564,980	5,266
	Israel Discount Bank Ltd. Class A	515,385	2,931
	ICL Group Ltd.	300,623	2,739
	Mizrahi Tefahot Bank Ltd.	58,605	2,179
	Phoenix Holdings Ltd.	50,746	542
	Gazit-Globe Ltd.	25,174	155
			20,185
Italy (1.8%)
	Enel SpA	3,293,156	16,602
	Eni SpA	1,038,120	12,479
	Intesa Sanpaolo SpA	7,000,516	12,431
	UniCredit SpA	876,047	8,664
	Assicurazioni Generali SpA	551,614	8,246
	Snam SpA (MTAA)	951,038	4,772
	Terna - Rete Elettrica Nazionale	596,364	4,566
	Mediobanca Banca di Credito Finanziario SpA	283,910	2,435
[2]	Poste Italiane SpA	188,256	1,581
[2]	Infrastrutture Wireless Italiane SpA	149,187	1,568
	Italgas SpA	208,678	1,194
	Hera SpA	342,056	983
[2]	Pirelli & C SpA	206,593	894
	A2A SpA	670,242	864
	Banca Mediolanum SpA	110,408	731
*	Telecom Italia SpA Savings Shares	2,301,462	482
	UnipolSai Assicurazioni SpA	196,994	446
			78,938
Japan (13.1%)
	Toyota Motor Corp.	5,138,765	83,407
	Mitsubishi UFJ Financial Group Inc.	5,149,000	29,012
	KDDI Corp.	692,900	22,216
	Takeda Pharmaceutical Co. Ltd.	637,500	18,704
	Honda Motor Co. Ltd.	717,600	18,390
	Sumitomo Mitsui Financial Group Inc.	550,254	17,263
	ITOCHU Corp.	567,484	16,519
	Tokio Marine Holdings Inc.	266,434	15,597
	Mitsubishi Corp.	505,700	15,029
	Mitsui & Co. Ltd.	661,012	14,583
	Nippon Telegraph & Telephone Corp.	498,400	14,237
	Softbank Corp.	1,153,282	13,335
	Mizuho Financial Group Inc.	1,070,520	12,767
	Canon Inc.	419,100	9,915
	Bridgestone Corp.	241,930	9,437
	ORIX Corp.	506,800	9,032
	Komatsu Ltd.	389,120	8,996
	Japan Tobacco Inc.	499,100	8,962
	Dai-ichi Life Holdings Inc.	413,900	7,200

	Shares	Market Value ($000)
Daiwa House Industry Co. Ltd.	274,200	6,775
Japan Post Holdings Co. Ltd.	927,561	6,678
Sumitomo Corp.	472,738	6,647
MS&AD Insurance Group Holdings Inc.	195,500	6,340
Marubeni Corp.	651,000	6,056
Sompo Holdings Inc.	134,400	5,998
Nippon Yusen KK	67,900	5,334
Kirin Holdings Co. Ltd.	319,000	5,247
Nippon Steel Corp.	344,300	5,123
Sumitomo Mitsui Trust Holdings Inc.	153,700	5,049
Inpex Corp.	424,800	4,869
ENEOS Holdings Inc.	1,254,405	4,853
Nomura Holdings Inc.	1,267,300	4,835
Mitsubishi Heavy Industries Ltd.	121,800	4,523
Subaru Corp.	258,409	4,497
Sekisui House Ltd.	237,802	4,212
Asahi Kasei Corp.	513,200	4,117
Mitsui OSK Lines Ltd.	139,410	3,823
Resona Holdings Inc.	910,000	3,536
Sumitomo Electric Industries Ltd.	315,800	3,521
Toyota Tsusho Corp.	96,930	3,308
Chubu Electric Power Co. Inc.	295,400	3,151
Kansai Electric Power Co. Inc.	306,100	3,103
Mitsubishi Chemical Holdings Corp.	535,000	3,009
Trend Micro Inc.	51,300	2,981
Daiwa Securities Group Inc.	628,914	2,903
AGC Inc.	79,000	2,880
Idemitsu Kosan Co. Ltd.	98,283	2,556
Yamaha Motor Co. Ltd.	130,800	2,527
Daito Trust Construction Co. Ltd.	26,300	2,493
Taisei Corp.	77,300	2,466
Sumitomo Chemical Co. Ltd.	623,100	2,449
T&D Holdings Inc.	215,400	2,438
JFE Holdings Inc.	215,400	2,429
Isuzu Motors Ltd.	216,200	2,371
Lixil Corp.	113,400	2,347
Aisin Corp.	72,300	2,147
Kajima Corp.	182,100	2,079
Ricoh Co. Ltd.	253,900	2,042
SBI Holdings Inc.	99,900	2,027
Obayashi Corp.	275,200	2,024
Seiko Epson Corp.	113,300	1,702
NGK Spark Plug Co. Ltd.	82,500	1,616
Concordia Financial Group Ltd.	470,500	1,601
Nikon Corp.	138,700	1,597
NGK Insulators Ltd.	108,000	1,580
Tosoh Corp.	119,800	1,562
Sojitz Corp.	99,300	1,509
Mitsui Chemicals Inc.	71,100	1,498
Marui Group Co. Ltd.	79,000	1,442
Chiba Bank Ltd.	256,400	1,422
Kyushu Railway Co.	67,300	1,411
Japan Post Bank Co. Ltd.	171,958	1,376
Hulic Co. Ltd.	170,086	1,364
Haseko Corp.	109,286	1,330
Japan Post Insurance Co. Ltd.	80,000	1,293
Mitsubishi HC Capital Inc. (XTKS)	264,520	1,282
Showa Denko KK	75,800	1,271

	Shares	Market Value ($000)
Shimizu Corp.	222,600	1,262
Shizuoka Bank Ltd.	206,200	1,248
Kuraray Co. Ltd.	154,500	1,244
Fukuoka Financial Group Inc.	69,500	1,232
Kyushu Electric Power Co. Inc.	188,100	1,230
Nomura Real Estate Holdings Inc.	50,600	1,228
Electric Power Development Co. Ltd.	70,500	1,190
Aozora Bank Ltd.	56,800	1,187
Yamada Denki Co. Ltd.	326,300	1,178
Tokyo Tatemono Co. Ltd.	78,100	1,150
Tohoku Electric Power Co. Inc.	201,900	1,118
Amada Co. Ltd.	134,800	1,088
Sumitomo Heavy Industries Ltd.	47,400	1,084
Denka Co. Ltd.	41,200	1,068
Mitsubishi Gas Chemical Co. Inc.	73,500	1,068
Iida Group Holdings Co. Ltd.	64,000	1,048
Air Water Inc.	76,100	1,025
NSK Ltd.	179,900	1,007
COMSYS Holdings Corp.	49,600	996
Cosmo Energy Holdings Co. Ltd.	32,640	990
Hikari Tsushin Inc.	8,900	981
Kamigumi Co. Ltd.	45,700	929
EXEO Group Inc.	52,800	885
Mebuki Financial Group Inc.	437,900	883
Teijin Ltd.	82,900	878
Tokyo Century Corp.	24,800	877
Yokohama Rubber Co. Ltd.	59,700	874
Sumitomo Forestry Co. Ltd.	55,700	865
J Front Retailing Co. Ltd.	102,000	859
Casio Computer Co. Ltd.	85,200	833
Sanwa Holdings Corp.	76,600	827
Credit Saison Co. Ltd.	64,600	825
Chugoku Electric Power Co. Inc.	119,635	782
Lawson Inc.	20,900	741
JTEKT Corp.	98,900	733
INFRONEER Holdings Inc.	98,100	720
Taiheiyo Cement Corp.	47,600	714
Hachijuni Bank Ltd.	190,200	708
K's Holdings Corp	69,900	706
Ube Industries Ltd.	44,800	701
Sumitomo Rubber Industries Ltd.	76,600	691
Konica Minolta Inc.	192,000	681
Pigeon Corp.	46,500	677
Kobe Steel Ltd.	145,200	675
DMG Mori Co. Ltd.	49,800	669
Coca-Cola Bottlers Japan Holdings Inc.	58,500	667
Daicel Corp.	103,700	660
DIC Corp.	34,700	642
Kaneka Corp.	23,500	637
Toyo Tire Corp.	46,500	625
Penta-Ocean Construction Co. Ltd.	111,600	613
Nippon Kayaku Co. Ltd.	71,700	604
Nippon Electric Glass Co. Ltd.	30,200	601
Sankyo Co. Ltd.	18,900	594
Seven Bank Ltd.	283,300	562
Toyoda Gosei Co. Ltd.	35,300	557
Yamaguchi Financial Group Inc.	94,100	533
Hirogin Holdings Inc.	115,300	533

	Shares	Market Value ($000)
Amano Corp.	27,400	527
H.U. Group Holdings Inc.	21,800	522
AEON Financial Service Co. Ltd.	47,500	520
Toda Corp.	91,400	490
Yamato Kogyo Co. Ltd.	14,100	482
Fuyo General Lease Co. Ltd.	7,800	480
ABC-Mart Inc.	11,100	470
Daido Steel Co. Ltd.	15,600	466
Canon Marketing Japan Inc.	19,500	458
Shikoku Electric Power Co. Inc.	74,000	437
NOK Corp.	48,200	433
TS Tech Co. Ltd.	37,000	422
Aica Kogyo Co. Ltd.	17,500	405
Kaken Pharmaceutical Co. Ltd.	13,700	400
Kokuyo Co. Ltd.	29,400	392
Toyota Boshoku Corp.	25,400	376
Nipro Corp.	38,900	341
Heiwa Corp.	20,600	322
Lintec Corp.	17,400	306
Kyudenko Corp.	13,500	294
Itoham Yonekyu Holdings Inc.	52,600	264
Noevir Holdings Co. Ltd.	5,800	258
Kandenko Co. Ltd.	39,300	244
Matsui Securities Co. Ltd.	33,600	203
Fuji Media Holdings Inc.	16,400	143
		585,058
Kuwait (0.3%)
National Bank of Kuwait SAKP	3,031,162	10,586
Mobile Telecommunications Co. KSCP	890,587	1,764
Gulf Bank KSCP	714,601	840
Boubyan Petrochemicals Co. KSCP	168,764	516
Humansoft Holding Co. KSC	41,891	453
Burgan Bank SAK	316,855	244
		14,403
Malaysia (0.7%)
Public Bank Bhd.	6,009,100	6,269
Malayan Banking Bhd.	2,995,397	5,966
CIMB Group Holdings Bhd.	2,819,800	3,304
Tenaga Nasional Bhd.	1,348,733	2,503
Petronas Chemicals Group Bhd.	1,177,200	2,352
Hong Leong Bank Bhd.	267,500	1,262
Axiata Group Bhd.	1,863,400	1,202
MISC Bhd.	706,044	1,145
DiGi.Com Bhd.	1,390,400	1,135
Genting Bhd.	901,500	960
Petronas Gas	242,432	934
RHB Bank Bhd.	647,700	857
Sime Darby Bhd.	1,428,300	752
Genting Malaysia Bhd.	1,124,200	739
Maxis Bhd.	871,400	719
Telekom Malaysia Bhd.	462,100	591
Petronas Dagangan Bhd.	108,900	549
IJM Corp. Bhd.	1,204,100	479
Top Glove Corp. Bhd.	1,928,520	419
Alliance Bank Malaysia Bhd.	454,100	355
YTL Corp. Bhd.	2,370,623	304
Westports Holdings Bhd.	363,700	286

		Shares	Market Value ($000)
	Supermax Corporation Bhd.	724,100	133
	British American Tobacco Malaysia Bhd.	53,600	132
	Astro Malaysia Holdings Bhd.	524,900	106
			33,453
Mexico (0.9%)
	America Movil SAB de CV Series L	12,141,600	11,555
	Wal-Mart de Mexico SAB de CV	2,165,435	7,844
	Grupo Financiero Banorte SAB de CV Class O	1,228,900	6,992
	Grupo Mexico SAB de CV Series B	1,334,000	5,274
	Grupo Aeroportuario del Sureste SAB de CV Class B	87,290	1,644
	Coca-Cola Femsa SAB de CV	239,050	1,447
	Arca Continental SAB de CV	176,800	1,225
	Alfa SAB de CV Class A	1,537,600	1,057
	Orbia Advance Corp. SAB de CV	400,900	884
[2]	Banco del Bajio SA	319,300	751
	Promotora y Operadora de Infraestructura SAB de CV	94,650	683
	Grupo Aeroportuario del Centro Norte SAB de CV Class B	110,900	675
	Regional SAB de CV	100,200	547
	Industrias Penoles SAB de CV	52,600	529
	Kimberly-Clark de Mexico SAB de CV Class A	319,900	471
	Qualitas Controladora SAB de CV	78,700	332
	Megacable Holdings SAB de CV	120,800	281
	Alpek SAB de CV	195,200	260
			42,451
Netherlands (1.2%)
	ING Groep NV	1,603,099	15,572
	Koninklijke Ahold Delhaize NV	427,524	11,773
	NN Group NV	126,097	5,917
	Koninklijke KPN NV	1,376,308	4,540
	Aegon NV	750,818	3,298
	Randstad NV	51,753	2,616
	ASR Nederland NV	56,469	2,360
[2]	ABN AMRO Bank NV GDR	172,938	1,764
[2]	Signify NV	53,590	1,741
	BE Semiconductor Industries NV	31,918	1,713
	Koninklijke Vopak NV	24,846	577
[2]	CTP NV	30,881	397
			52,268
New Zealand (0.2%)
	Spark New Zealand Ltd.	780,869	2,511
	Contact Energy Ltd.	337,461	1,628
	Meridian Energy Ltd.	514,161	1,614
	Mercury NZ Ltd.	290,512	1,111
	Fletcher Building Ltd.	337,498	1,098
			7,962
Norway (1.1%)
	Equinor ASA	407,170	15,678
	DNB Bank ASA	430,428	8,490
	Mowi ASA	187,206	4,320
	Norsk Hydro ASA	567,615	3,846
	Telenor ASA	271,111	3,292
	Yara International ASA	69,246	2,951
	Orkla ASA	314,644	2,716
	Aker BP ASA	73,145	2,527
[1]	Aker BP ASA (XOSL)	54,876	1,907
	Salmar ASA	22,526	1,613
	Gjensidige Forsikring ASA	73,297	1,533

		Shares	Market Value ($000)
	Leroy Seafood Group ASA	111,075	873
	Aker ASA Class A	10,339	803
			50,549
Pakistan (0.0%)
	Fauji Fertilizer Co. Ltd.	440,623	191
	Oil & Gas Development Co. Ltd.	194,783	65
	Pakistan Petroleum Ltd.	195,721	56
	Habib Bank Ltd.	140,730	51
			363
Philippines (0.1%)
	International Container Terminal Services Inc.	472,350	1,664
	PLDT Inc.	37,190	1,122
	Manila Electric Co.	111,380	688
	Globe Telecom Inc.	11,710	438
	Aboitiz Power Corp.	716,900	425
	Semirara Mining & Power Corp. Class A	550,920	415
	Metro Pacific Investments Corp.	4,851,000	325
	DMCI Holdings Inc.	1,338,100	231
	LT Group Inc.	1,353,700	216
			5,524
Poland (0.2%)
	Polski Koncern Naftowy ORLEN SA	169,916	2,776
	Powszechny Zaklad Ubezpieczen SA	235,144	1,540
	Bank Polska Kasa Opieki SA	66,762	1,057
	LPP SA	488	1,046
	Cyfrowy Polsat SA	105,370	454
			6,873
Portugal (0.2%)
	EDP - Energias de Portugal SA	1,203,134	6,087
	Galp Energia SGPS SA	212,051	2,238
			8,325
Qatar (0.4%)
	Qatar Islamic Bank SAQ	683,287	4,834
	Masraf Al Rayan QSC	2,660,899	3,221
	Industries Qatar QSC	661,126	3,113
	Commercial Bank PSQC	1,440,634	2,902
	Qatar International Islamic Bank QSC	339,516	1,107
	Qatar Fuel QSC	199,170	977
	Qatar Electricity & Water Co. QSC	190,624	971
	Ooredoo QPSC	318,705	818
	Barwa Real Estate Co.	794,854	788
	Qatar Aluminum Manufacturing Co.	1,164,392	549
	Doha Bank QPSC	670,892	462
	Vodafone Qatar QSC	697,311	320
			20,062
Romania (0.0%)
	Banca Transilvania SA	2,394,261	983
	OMV Petrom SA	5,596,524	616
	Societatea Nationala Nuclearelectrica SA	17,976	175
*	OMV Petrom SA Rights Exp. 8/5/22	5,596,524	51
			1,825
Russia (0.0%)
[3]	Inter Rao Ues PJSC	11,522,470	—
[3]	Polyus PJSC (Registered) GDR	4,270	—
[3]	MMC Norilsk Nickel PJSC ADR	53,701	—

		Shares	Market Value ($000)
[3]	Sberbank of Russia PJSC	3,446,575	—
[3]	Mobile TeleSystems PJSC ADR	132,889	—
[3]	Moscow Exchange MICEX-RTS PJSC	482,108	—
[3]	Rosneft Oil Co. PJSC (Registered) GDR	190,781	—
[3]	Magnit PJSC GDR (Registered)	22,311	—
[3]	MMC Norilsk Nickel PJSC	11,458	—
[3]	LUKOIL PJSC ADR	51,350	—
[3]	Gazprom PJSC ADR	748,819	—
[3]	Severstal PAO GDR (Registered)	34,635	—
[3]	Tatneft PJSC ADR	44,997	—
*,3	VTB Bank PJSC GDR (Registered)	802,016	—
[3]	Alrosa PJSC	840,362	—
[3]	PhosAgro PJSC	7,446	—
*,3	United Co. Rusal International	796,030	—
[3]	Unipro PJSC	4,903,000	—
[3]	Polyus PJSC	7,414	—
[3]	RusHydro PJSC	41,940,310	—
[3]	Rostelecom PJSC	343,830	—
[3]	Tatneft PJSC	243,415	—
[3]	Novolipetskiy Metallurgicheskiy Kombinat PJSC	373,254	—
[3]	Mobile TeleSystems PJSC	18,732	—
[3]	Magnit PJSC	20,521	—
[3]	Novatek PJSC	356,672	—
[3]	Gazprom PJSC	2,023,010	—
[3]	Mosenergo PJSC	1,739,000	—
[3]	Transneft PJSC Preference Shares	527	—
*,3	Federal Grid Co.	83,950,000	—
[3]	Lukoil PJSC	76,646	—
[3]	Rosneft Oil Co. PJSC	211,479	—
[3]	Magnitogorsk Iron & Steel Works PJSC	732,540	—
[3]	Tatneft PJSC Preference Shares	51,803	—
[3]	Sistema PJSFC	903,430	—
[3]	Severstal PAO PJSC	28,686	—
[3]	Surgutneftegas PJSC Preference Shares	2,513,070	—
*,3	PhosAgro PJSC GDR	91	—
[3]	PhosAgro PJSC (Registered) GDR	14,173	—
			—
Saudi Arabia (1.6%)
	Saudi National Bank	922,317	17,314
[2]	Saudi Arabian Oil Co.	1,182,234	12,635
	Saudi Basic Industries Corp.	379,699	10,116
	Saudi Telecom Co.	303,244	8,154
	Riyad Bank	618,163	6,019
	SABIC Agri-Nutrients Co.	100,298	3,579
	Arab National Bank	277,689	2,297
	Sahara International Petrochemical Co.	157,071	2,005
	Yanbu National Petrochemical Co.	111,781	1,486
	Bank Al-Jazira	175,973	1,240
	Saudi Industrial Investment Group	151,381	1,130
	Jarir Marketing Co.	24,142	1,052
	Advanced Petrochemical Co.	48,504	636
	Abdullah Al Othaim Markets Co.	18,613	579
	Saudi Cement Co.	35,304	506
	Southern Province Cement Co.	29,172	456
	Arabian Centres Co. Ltd.	74,767	399
	Qassim Cement Co.	17,231	361
	Saudia Dairy & Foodstuff Co.	6,782	282

	Shares	Market Value ($000)
Yanbu Cement Co.	26,474	261
		70,507
Singapore (1.4%)
DBS Group Holdings Ltd.	761,278	17,371
Oversea-Chinese Banking Corp. Ltd.	1,494,600	12,666
United Overseas Bank Ltd.	542,845	10,830
Singapore Telecommunications Ltd.	3,206,388	6,064
Keppel Corp. Ltd.	593,612	2,966
Wilmar International Ltd.	907,400	2,644
Singapore Exchange Ltd.	331,932	2,379
Singapore Technologies Engineering Ltd.	664,900	1,939
Genting Singapore Ltd.	2,532,900	1,479
Venture Corp. Ltd.	113,300	1,443
ComfortDelGro Corp. Ltd.	927,900	955
Jardine Cycle & Carriage Ltd.	44,700	907
NetLink NBN Trust	1,275,700	887
Golden Agri-Resources Ltd.	2,830,800	533
Hutchison Port Holdings Trust Class U	2,164,100	510
Olam Group Ltd.	333,400	393
StarHub Ltd.	163,300	148
Wing Tai Holdings Ltd.	88,500	108
Singapore Telecommunications Ltd. (XSES)	8,800	17
		64,239
South Africa (1.1%)
FirstRand Ltd.	2,088,396	8,261
Standard Bank Group Ltd.	562,695	5,421
Impala Platinum Holdings Ltd.	341,303	3,784
Absa Group Ltd.	319,915	3,278
Sibanye Stillwater Ltd.	1,178,073	2,894
Shoprite Holdings Ltd.	208,076	2,815
Sanlam Ltd.	735,322	2,415
Nedbank Group Ltd.	173,850	2,273
Vodacom Group Ltd.	255,567	2,123
Anglo American Platinum Ltd.	23,806	1,826
Woolworths Holdings Ltd.	405,471	1,293
Old Mutual Ltd. (XZIM)	1,881,132	1,283
Exxaro Resources Ltd.	104,852	1,275
Mr Price Group Ltd.	107,828	1,174
Multichoice Group	150,385	1,078
NEPI Rockcastle plc	192,869	1,064
Foschini Group Ltd.	136,667	1,001
Life Healthcare Group Holdings Ltd.	615,100	729
SPAR Group Ltd.	85,826	695
Tiger Brands Ltd.	69,300	686
Kumba Iron Ore Ltd.	22,003	656
Investec Ltd.	119,807	640
African Rainbow Minerals Ltd.	43,411	612
Netcare Ltd.	660,654	606
AVI Ltd.	140,423	586
Momentum Metropolitan Holdings	621,168	549
Pick n Pay Stores Ltd.	159,372	529
Truworths International Ltd.	162,195	501
Barloworld Ltd.	76,723	423
Royal Bafokeng Platinum Ltd.	38,794	349
Coronation Fund Managers Ltd.	118,871	243
Santam Ltd.	15,764	232
		51,294

	Shares	Market Value ($000)
South Korea (1.4%)
Kia Corp.	108,002	6,762
KB Financial Group Inc.	164,078	6,102
POSCO Holdings Inc.	31,904	5,958
Shinhan Financial Group Co. Ltd.	211,107	5,814
Hana Financial Group Inc.	123,977	3,553
KT&G Corp.	44,316	2,793
SK Inc.	15,102	2,562
Woori Financial Group Inc.	271,712	2,493
LG Corp.	37,918	2,367
Samsung Fire & Marine Insurance Co. Ltd.	11,880	1,805
Korea Zinc Co. Ltd.	4,259	1,566
Samsung Life Insurance Co. Ltd.	25,743	1,203
S-Oil Corp.	16,527	1,178
Hyundai Motor Co. Preference Shares (XKRS)	13,902	1,011
Hyundai Heavy Industries Holdings Co. Ltd.	20,605	904
DB Insurance Co. Ltd.	18,980	883
LG Uplus Corp.	89,771	865
Industrial Bank of Korea	109,599	793
Lotte Chemical Corp.	5,798	789
Korea Investment Holdings Co. Ltd.	16,193	788
BNK Financial Group Inc.	138,184	723
LG Chem Ltd. Preference Shares	3,127	702
Hyundai Motor Co. Preference Shares	9,425	685
Kumho Petrochemical Co. Ltd.	6,750	674
Samsung Securities Co. Ltd.	24,899	672
Mirae Asset Securities Co. Ltd.	126,466	643
GS Holdings Corp.	20,058	643
Hyundai Marine & Fire Insurance Co. Ltd.	24,245	612
SK Telecom Co. Ltd. ADR	26,381	605
GS Engineering & Construction Corp.	25,058	576
Cheil Worldwide Inc.	27,713	487
SK Chemicals Co. Ltd.	5,655	458
NH Investment & Securities Co. Ltd.	59,018	452
Samsung Fire & Marine Insurance Co. Ltd. Preference Shares	3,632	441
DGB Financial Group Inc.	72,674	433
Lotte Shopping Co. Ltd.	4,999	368
LOTTE Fine Chemical Co. Ltd.	6,965	353
S-1 Corp.	7,161	351
Samsung Card Co. Ltd.	12,997	321
Korea Gas Corp.	11,087	318
DL Holdings Co. Ltd.	6,123	307
Lotte Corp.	10,266	295
KEPCO Plant Service & Engineering Co. Ltd.	9,912	293
Posco International Corp.	17,477	277
SK Telecom Co. Ltd.	6,503	268
GS Retail Co. Ltd.	13,197	250
Mirae Asset Securities Co. Ltd. Preference Shares	75,918	230
Doosan Bobcat Inc.	9,567	230
SSANGYONG C&E Co. Ltd.	41,718	214
HDC Hyundai Development Co-Engineering & Construction Class E	15,498	148
Hanwha Corp. Preference Shares	11,497	133
Hyundai Motor Co.	346	52
		63,403
Spain (1.5%)
Banco Santander SA	7,130,645	17,840
Banco Bilbao Vizcaya Argentaria SA	2,754,800	12,484
Industria de Diseno Textil SA	445,880	10,829

		Shares	Market Value ($000)
	Repsol SA	539,705	6,724
	CaixaBank SA	1,870,592	5,617
[1]	Red Electrica Corp. SA	181,787	3,574
	Endesa SA	130,557	2,393
	Enagas SA	105,862	2,089
	Acciona SA	9,491	1,953
[1]	Naturgy Energy Group SA	60,858	1,785
	Bankinter SA	289,203	1,424
	Grifols SA Preference Shares	112,291	1,012
	Mapfre SA	438,342	708
			68,432
Sweden (1.5%)
	Volvo AB Class B	640,597	11,501
	Telefonaktiebolaget LM Ericsson Class B	1,251,542	9,520
	Skandinaviska Enskilda Banken AB Class A	609,350	6,601
	Swedbank AB Class A	425,514	5,893
	Svenska Handelsbanken AB Class A	621,995	5,593
	H & M Hennes & Mauritz AB Class B	368,778	4,718
	Telia Co. AB	1,092,507	4,036
	Boliden AB	115,977	3,876
	SKF AB Class B	165,217	2,780
	Tele2 AB Class B	231,835	2,648
	Trelleborg AB Class B	104,823	2,576
	Skanska AB Class B	149,765	2,555
	Castellum AB	107,823	1,729
	Electrolux AB Class B	93,859	1,354
	Securitas AB Class B	126,830	1,283
[2]	Thule Group AB	43,853	1,273
[1]	Samhallsbyggnadsbolaget i Norden AB	471,997	876
	Telefonaktiebolaget LM Ericsson Class A	31,378	258
	Svenska Handelsbanken AB Class B	17,681	184
	Lundin Energy AB	77,869	96
			69,350
Switzerland (6.9%)
	Roche Holding AG	265,705	88,215
	Novartis AG (Registered)	878,782	75,514
	Zurich Insurance Group AG	63,038	27,518
	UBS Group AG (Registered)	1,330,348	21,738
	ABB Ltd. (Registered)	682,089	20,735
	Holcim Ltd.	230,145	10,791
	Roche Holding AG (Bearer)	26,164	10,666
	Swiss Re AG	122,571	9,197
	Swiss Life Holding AG (Registered)	13,260	7,024
	Credit Suisse Group AG (Registered)	1,097,114	6,382
	SGS SA (Registered)	2,488	6,072
	Swisscom AG (Registered)	10,691	5,780
	Julius Baer Group Ltd.	90,778	4,694
	Baloise Holding AG (Registered)	19,136	3,049
	Swiss Prime Site AG (Registered)	31,893	2,904
	Adecco Group AG (Registered)	67,773	2,388
	PSP Swiss Property AG (Registered)	18,000	2,153
	Helvetia Holding AG (Registered)	14,819	1,694
	Banque Cantonale Vaudoise (Registered)	12,191	1,135
			307,649
Taiwan (4.6%)
	Hon Hai Precision Industry Co. Ltd.	5,064,000	18,508
	MediaTek Inc.	628,000	14,469

	Shares	Market Value ($000)
Delta Electronics Inc.	912,802	7,939
United Microelectronics Corp.	4,924,000	6,624
Chunghwa Telecom Co. Ltd.	1,607,000	6,521
Formosa Plastics Corp.	2,064,879	6,369
CTBC Financial Holding Co. Ltd.	7,684,120	5,903
Fubon Financial Holding Co. Ltd.	2,971,639	5,582
Mega Financial Holding Co. Ltd.	4,621,000	5,474
Nan Ya Plastics Corp.	2,395,000	5,397
Cathay Financial Holding Co. Ltd.	3,500,388	5,340
China Steel Corp.	5,157,000	4,802
Uni-President Enterprises Corp.	2,004,000	4,718
Chailease Holding Co. Ltd.	585,893	4,167
First Financial Holding Co. Ltd.	4,343,862	3,924
Taiwan Cooperative Financial Holding Co. Ltd.	4,140,000	3,796
Yuanta Financial Holding Co. Ltd.	5,044,360	3,381
Evergreen Marine Corp. Taiwan Ltd.	1,051,000	3,377
Formosa Chemicals & Fibre Corp.	1,425,000	3,341
Hua Nan Financial Holdings Co. Ltd.	4,180,896	3,234
Quanta Computer Inc.	1,136,000	3,225
Taiwan Cement Corp.	2,479,639	3,218
ASE Technology Holding Co. Ltd.	1,070,171	3,119
Largan Precision Co. Ltd.	43,000	3,016
Asustek Computer Inc.	313,268	2,955
China Development Financial Holding Corp.	6,753,000	2,923
Sinopac Holdings Co.	4,513,641	2,556
E Ink Holdings Inc.	377,000	2,480
Shanghai Commercial & Savings Bank Ltd.	1,460,000	2,451
Taishin Financial Holding Co. Ltd.	4,654,812	2,450
Taiwan Mobile Co. Ltd.	715,000	2,426
Realtek Semiconductor Corp.	199,000	2,288
Yageo Corp.	198,000	2,286
President Chain Store Corp.	235,000	2,222
Novatek Microelectronics Corp.	238,000	2,120
Lite-On Technology Corp.	910,194	1,997
Catcher Technology Co. Ltd.	323,672	1,849
Accton Technology Corp.	218,000	1,819
Pegatron Corp.	826,000	1,720
Far EasTone Telecommunications Co. Ltd.	676,000	1,704
AU Optronics Corp.	3,775,000	1,695
Shin Kong Financial Holdings Co. Ltd.	5,817,000	1,663
Formosa Petrochemical Corp.	584,000	1,652
Far Eastern New Century Corp.	1,612,000	1,640
Asia Cement Corp.	1,056,000	1,465
Innolux Corp.	4,100,000	1,420
Globalwafers Co. Ltd.	89,000	1,348
Compal Electronics Inc.	1,667,000	1,273
Eclat Textile Co. Ltd.	83,200	1,138
Micro-Star International Co. Ltd.	284,000	1,124
Sino-American Silicon Products Inc.	234,000	1,116
Synnex Technology International Corp.	599,000	1,111
ASE Technology Holding Co. Ltd. ADR	185,939	1,095
Feng TAY Enterprise Co. Ltd.	186,280	1,044
Wistron Corp.	1,173,656	1,041
Pou Chen Corp.	1,148,000	1,031
Giant Manufacturing Co. Ltd.	124,000	1,015
Inventec Corp.	1,260,994	1,002
Zhen Ding Technology Holding Ltd.	254,000	962
Vanguard International Semiconductor Corp.	396,000	954

	Shares	Market Value ($000)
Cheng Shin Rubber Industry Co. Ltd.	791,994	940
Winbond Electronics Corp.	1,206,000	939
Wiwynn Corp.	37,000	915
Taiwan High Speed Rail Corp.	930,000	909
Acer Inc.	1,177,000	893
Powertech Technology Inc.	310,000	889
Foxconn Technology Co. Ltd.	471,190	778
Teco Electric and Machinery Co. Ltd.	772,000	760
Taiwan Fertilizer Co. Ltd.	302,000	648
Chicony Electronics Co. Ltd.	243,370	645
Nanya Technology Corp.	324,000	569
Nien Made Enterprise Co. Ltd.	56,000	538
Taiwan Glass Industry Corp.	712,000	424
Taiwan Secom Co. Ltd.	109,000	374
Formosa Taffeta Co. Ltd.	395,000	342
Transcend Information Inc.	128,000	273
		207,315
Thailand (0.8%)
PTT PCL	6,282,500	5,987
Siam Cement PCL (Registered)	284,650	2,896
PTT Exploration & Production PCL	599,330	2,695
Advanced Info Service PCL	474,204	2,607
Kasikornbank PCL NVDR	508,100	2,037
SCB X PCL Foreign	620,800	1,712
Charoen Pokphand Foods PCL	2,170,700	1,492
Krung Thai Bank PCL	2,960,100	1,287
PTT Global Chemical PCL	901,299	1,095
Intouch Holdings PCL Class F	531,441	1,021
Banpu PCL (Registered)	2,443,150	899
BTS Group Holdings PCL	3,521,200	830
Siam Cement PCL NDVR	79,400	808
Digital Telecommunications Infrastructure Fund Class F	2,110,697	775
Bangkok Bank PCL (Registered)	210,700	766
Land & Houses PCL (Registered)	2,952,500	685
Thai Oil PCL	450,500	637
Kasikornbank PCL	147,500	591
TMBThanachart Bank PCL	17,360,500	571
Ratch Group PCL	542,650	565
Electricity Generating PCL	106,000	534
Thai Union Group PCL Class F	1,176,400	523
Osotspa PCL	532,800	455
IRPC PCL	4,461,000	400
Srisawad Corp. PCL	282,400	388
Bangkok Bank PCL NVDR	95,700	348
Total Access Communication PCL	160,500	199
Sri Trang Gloves Thailand PCL	406,000	180
Siam Commercial Bank PCL	65,000	179
Siam City Cement PCL	36,932	153
Intouch Holdings PCL NVDR	76,200	146
Total Access Communication PCL NDVR	72,100	90
SCB X PCL NVDR	30,700	85
Land & Houses PCL NVDR	252,900	59
		33,695
Turkey (0.2%)
BIM Birlesik Magazalar A/S	190,126	980
Eregli Demir ve Celik Fabrikalari TAS	555,651	861
Enka Insaat ve Sanayi A/S	774,345	808

		Shares	Market Value ($000)
	Turkiye Sise ve Cam Fabrikalari A/S	638,774	780
	Akbank TAS	1,194,857	578
	Turkcell Iletisim Hizmetleri A/S	506,016	481
	Haci Omer Sabanci Holding A/S	407,448	452
	Ford Otomotiv Sanayi A/S	25,664	437
	Turkiye Is Bankasi A/S Class C	1,330,204	390
	Coca-Cola Icecek A/S	39,341	319
	Yapi ve Kredi Bankasi A/S	981,277	261
	Turkiye Garanti Bankasi A/S	295,720	240
	Arcelik A/S	63,198	229
	Tofas Turk Otomobil Fabrikasi A/S	41,111	170
	Anadolu Efes Biracilik Ve Malt Sanayii A/S	65,627	135
	Turk Telekomunikasyon A/S	162,935	83
[2]	Enerjisa Enerji A/S	86,316	73
	Iskenderun Demir ve Celik A/S	34,312	44
			7,321
United Arab Emirates (0.5%)
	First Abu Dhabi Bank PJSC	1,867,023	9,881
	Abu Dhabi Commercial Bank PJSC	1,181,780	2,938
	Aldar Properties PJSC	1,556,621	2,080
	Dubai Islamic Bank PJSC	1,174,484	1,882
	Abu Dhabi Islamic Bank PJSC	625,101	1,549
	Abu Dhabi National Oil Co. for Distribution PJSC	1,249,707	1,457
	Dubai Investments PJSC	758,866	478
	Dana Gas PJSC	1,445,578	394
	Aramex PJSC	91,349	94
			20,753
United Kingdom (13.5%)
	Shell plc (XLON)	3,176,715	84,743
	HSBC Holdings plc	8,526,696	53,411
	BP plc	8,098,898	39,638
	Unilever plc (XLON)	794,550	38,697
	British American Tobacco plc	957,179	37,506
	GSK plc	1,693,304	35,577
	Glencore plc	5,536,668	31,380
	Rio Tinto plc	461,064	27,834
	National Grid plc	1,539,739	21,202
	Anglo American plc	511,380	18,484
	Vodafone Group plc	11,955,329	17,618
	Lloyds Banking Group plc	29,501,064	16,333
	Unilever plc	279,987	13,641
	Barclays plc	7,106,295	13,613
	BAE Systems plc	1,337,196	12,568
	Tesco plc	3,187,544	10,223
	SSE plc	448,686	9,691
	Imperial Brands plc	400,867	8,802
	Legal & General Group plc	2,485,783	7,938
*	Haleon plc	2,121,919	7,540
	Natwest Group plc	2,302,619	6,994
	3i Group plc	399,496	6,207
	Aviva plc	1,201,536	5,819
	BT Group plc	2,914,830	5,755
	WPP plc	450,865	4,866
	Smurfit Kappa Group plc	109,115	3,967
	Mondi plc (XLON)	203,835	3,868
	United Utilities Group plc	290,655	3,862
	Severn Trent plc	106,482	3,828

		Shares	Market Value ($000)
	St. James's Place plc	228,394	3,431
	Persimmon plc	133,817	3,087
	Pearson plc	320,858	2,970
	M&G plc	1,108,783	2,890
	Kingfisher plc	852,852	2,698
	Barratt Developments plc	436,046	2,674
	Phoenix Group Holdings plc	311,414	2,453
	Taylor Wimpey plc	1,484,121	2,310
	Admiral Group plc	97,091	2,269
	Intermediate Capital Group plc	116,136	2,165
	B&M European Value Retail SA	403,500	2,089
	Coca-Cola HBC AG	82,839	2,039
	Johnson Matthey plc	76,554	2,001
	J Sainsbury plc	715,236	1,929
	DS Smith plc	540,280	1,926
	Abrdn plc	903,451	1,832
	Schroders plc	46,904	1,701
	Hargreaves Lansdown plc	160,152	1,658
	HomeServe plc	114,799	1,645
	Bellway plc	52,294	1,563
	Direct Line Insurance Group plc	567,390	1,424
	Pennon Group plc	113,039	1,384
	Royal Mail plc	381,695	1,319
	Fresnillo plc	77,694	698
[3]	Evraz plc	193,110	—
			601,760
Total Common Stocks (Cost $4,742,406)			4,448,068
Temporary Cash Investments (1.1%)
Money Market Fund (1.1%)
[4,5]	Vanguard Market Liquidity Fund, 1.903% (Cost $48,972)	489,917	48,972
Total Investments (100.5%) (Cost $4,791,378)			4,497,040
Other Assets and Liabilities—Net (-0.5%)			(23,049)
Net Assets (100%)			4,473,991
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $41,871,000.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2022, the aggregate value was $53,864,000, representing 1.2% of net assets.
3	Security value determined using significant unobservable inputs.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $44,160,000 was received for securities on loan.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
NVDR—Non-Voting Depository Receipt.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
MSCI EAFE Index	September 2022	260	25,378	1,390
MSCI Emerging Markets Index	September 2022	21	1,048	12
				1,402

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
Goldman Sachs International	9/21/22	BRL	10,688	USD	1,956	79	—
State Street Bank & Trust Co.	9/21/22	HKD	19,367	USD	2,471	—	(1)
Barclays Bank plc	9/21/22	JPY	762,266	USD	5,661	78	—
Bank of Montreal	9/21/22	JPY	281,740	USD	2,075	46	—
BNP Paribas	9/21/22	USD	1,090	BRL	5,344	72	—
Barclays Bank plc	9/21/22	USD	1,089	BRL	5,344	72	—
State Street Bank & Trust Co.	9/21/22	USD	2,288	CHF	2,211	—	(45)
Bank of Montreal	9/21/22	USD	967	CHF	927	—	(11)
Bank of America, N.A.	9/21/22	USD	1,120	EUR	1,058	35	—
Bank of Montreal	9/21/22	USD	1,637	GBP	1,341	2	—
State Street Bank & Trust Co.	9/21/22	USD	4,194	HKD	32,845	4	—
Royal Bank of Canada	9/21/22	USD	1,038	HKD	8,129	1	—
Standard Chartered Bank	9/21/22	USD	1,038	HKD	8,129	1	—
State Street Bank & Trust Co.	9/21/22	USD	7,917	JPY	1,052,336	—	(6)
Bank of America, N.A.	9/21/22	USD	633	JPY	86,252	—	(16)
Bank of America, N.A.	9/21/22	USD	5,612	TWD	166,673	33	—
						423	(79)
BRL—Brazilian real.
CHF—Swiss franc.
EUR—euro.
GBP—British pound.
HKD—Hong Kong dollar.
JPY—Japanese yen.
TWD—Taiwanese dollar.
USD—U.S. dollar.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
D. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).

E.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of July 31, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	576,161	335	—	576,496
Common Stocks—Other	2,181	3,867,975	1,416	3,871,572
Temporary Cash Investments	48,972	—	—	48,972
Total	627,314	3,868,310	1,416	4,497,040
Derivative Financial Instruments
Assets
Futures Contracts[1]	1,402	—	—	1,402
Forward Currency Contracts	—	423	—	423
Total	1,402	423	—	1,825
Liabilities
Forward Currency Contracts	—	79	—	79
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.